3. Segment Information and Concentrations (Tables)	12 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Information
	Benchtop Laboratory Equipment	Catalyst Research Instruments	Bioprocessing Systems	Corporate and Other	Consolidated

June 30, 2015:

Revenues	$ 5,410,500	$ 2,315,900	$ 122,000	$ -	$ 7,848,400

Foreign Sales	2,584,100	1,322,400	-	-	3,906,500

Income (Loss) From Operations	90,600	19,700	(127,100)	-	(16,800)

Assets	4,240,100	1,614,400	736,400	550,500	7,141,400

Long-Lived Asset
Expenditures	65,300	1,000	7,600	-	73,900

Depreciation and Amortization	302,000	34,800	98,000	-	434,800

	Benchtop Laboratory Equipment	Catalyst Research Instruments	Bioprocessing Systems	Corporate and Other	Consolidated

June 30, 2014:

Revenues	$ 4,679,100	$ 1,923,300	$ 190,800	$ -	$ 6,793,200

Foreign Sales	2,617,300	866,900	2,000	-	3,486,200

Income (Loss) From Operations	156,000	(145,700)	(49,500)	(79,500)	(118,700)

Assets	4,129,100	1,535,300	799,800	647,600	7,111,800

Long-Lived Asset
Expenditures	1,476,500	11,300	8,500	-	1,496,300

Depreciation and Amortization	130,900	35,000	96,900	-	262,800